Long-Term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2015
Long-term Debt and Capital Lease Obligations [Abstract]
Long Term Debt and Capital Lease Obligations
Long-Term Debt and Capital Lease Obligations
Long-term debt and capital lease obligations consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Capital lease obligations	$12,197	$8,678
2017 Notes	55,999	272,652
2020 Notes	498,144	—
	566,340	281,330
Less: current portion	(784)	(718)
	$565,556	$280,612

2017 Notes
On August 31, 2012, we issued $300 million aggregate principal amount of the 2017 Notes pursuant to an indenture, dated as of August 31, 2012 between us and The Bank of New York Mellon Trust Company, N.A., as Trustee. The 2017 Notes will mature on August 15, 2017, and we pay interest on the 2017 Notes semi-annually on each February 15 and August 15 at an annual rate of 2.00%. We may not redeem the 2017 Notes prior to the maturity date, and no “sinking fund” is available for the 2017 Notes, which means that we are not required to redeem or retire the 2017 Notes periodically. The 2017 Notes are convertible at the option of the holder, during certain periods and subject to certain conditions as described below, solely into cash at an initial conversion rate of 39.3140 shares of our common stock per $1,000 principal amount of the 2017 Notes, subject to adjustment upon the occurrence of specified events, which represents an initial conversion price of $25.44 per share. The completion of the merger with Tornier will result in an adjustment to the underlying shares and conversion price. The holder of the 2017 Notes may convert their notes at any time prior to February 15, 2017 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending December 31, 2012 (and only during such calendar quarter), if the last reported sale price of our common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or (3) upon the occurrence of specified corporate events, including during the period beginning 35 scheduled trading days prior to the anticipated effective date of our proposed merger with Tornier N.V. "Tornier" and ending 35 trading days after the actual effective date of such merger. While we currently do not expect significant conversions because the notes currently trade at a premium to the as-converted value, and a converting holder would forego future interest payments, any conversions would reduce our cash resources. On or after February 15, 2017 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2017 Notes solely into cash, regardless of the foregoing circumstances. Upon conversion, a holder will receive an amount in cash, per $1,000 principal amount of the 2017 Notes, equal to the settlement amount as calculated under the indenture relating to the 2017 Notes. If we undergo a fundamental change, as defined in the indenture relating to the 2017 Notes, subject to certain conditions, holders of the 2017 Notes will have the option to require us to repurchase for cash all or a portion of their notes at a purchase price equal to 100% of the principal amount of the 2017 Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date, as defined in the indenture relating to the 2017 Notes. In addition, following certain corporate transactions, we, under certain circumstances, will pay a cash make-whole premium by increasing the applicable conversion rate for a holder that elects to convert its 2017 Notes in connection with such corporate transaction. The 2017 Notes are senior unsecured obligations that rank: (i) senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 2017 Notes; (ii) equal in right of payment to any of our unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities (including trade payables) of our subsidiaries. In conjunction with the issuance of the 2017 Notes, we recognized deferred financing charges of approximately $8.8 million, which are being amortized over the term of the 2017 Notes using the effective interest method.
The 2017 Notes Conversion Derivative requires bifurcation from the 2017 Notes in accordance with ASC Topic 815, Derivatives and Hedging, and is accounted for as a derivative liability. The fair value of the 2017 Notes Conversion Derivative at the time of issuance of the 2017 Notes was $48.1 million and was recorded as original debt discount for purposes of accounting for the debt component of the 2017 Notes. This discount is amortized as interest expense using the effective interest method over the term of the 2017 Notes. For the three and nine months ended September 30, 2015, the Company recorded $0.5 million and $2.4 million of interest expense related to the amortization of the debt discount based upon an effective rate of 6.47%. For the three and nine months ended September 30, 2014, the Company recorded $2.3 million and $6.9 million of interest expense related to the amortization of the debt discount based upon an effective rate of 6.47%.
In connection with the 2020 Notes Offering, on February 13, 2015, we purchased and extinguished $240 million aggregate principal amount of the 2017 Notes. As a result of the repurchase, we recognized approximately $24.7 million for the write off of related pro-rata unamortized deferred financing fees and debt discount within "Other expense (income), net" in our condensed consolidated statements of operations. As of September 30, 2015, $60 million aggregate principal amount of the 2017 Notes remained outstanding and is included within long-term obligations on the consolidated balance sheet.
The components of the 2017 Notes were as follows (in thousands):

	September 30, 2015	December 31, 2014
Principal amount of 2017 Notes	$60,000	$300,000
Unamortized debt discount	(4,001)	(27,348)
Net carrying amount of 2017 Notes	$55,999	$272,652
2020 Notes
On February 13, 2015, we issued $632.5 million aggregate principal amount of the 2020 Notes pursuant to an indenture, dated as of February 13, 2015 between us and The Bank of New York Mellon Trust Company, N.A., as Trustee. The 2020 Notes will pay interest semi-annually on each February 15 and August 15 at an annual rate of 2.00%, and will mature on February 15, 2020 unless earlier converted or repurchased. The 2020 Notes will be convertible, subject to certain conditions, solely into cash. The initial conversion rate for the 2020 Notes will be 32.3939 shares of our common stock (subject to adjustment as provided in the Indenture) per $1,000 principal amount of the 2020 Notes (subject to, and in accordance with, the settlement provisions of the Indenture), which is equal to an initial conversion price of approximately $30.87 per share of common stock. The completion of the merger with Tornier will result in an adjustment to the underlying shares and conversion price. In addition, within 90 days of the effective time of the merger, Wright Medical Group N.V. is obligated to execute a supplemental indenture, fully and unconditionally guaranteeing, on a senior unsecured basis, our obligations relating to the 2020 Notes. We may not redeem the 2020 Notes prior to the maturity date, and no “sinking fund” is available for the 2020 Notes, which means that we are not required to redeem or retire the 2020 Notes periodically.
The holders of the 2020 Notes may convert their notes at any time prior to August 15, 2019 solely into cash, in multiples of $1,000 principal amount, upon satisfaction of one or more of the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2015 (and only during such calendar quarter), if the last reported sale price of our common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of 2020 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or (3) upon the occurrence of specified corporate events. Our merger with Tornier did not result in a conversion right for holders of the 2020 Notes. On or after August 15, 2019 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2020 Notes solely into cash, regardless of the foregoing circumstances. Upon conversion, a holder will receive an amount in cash, per $1,000 principal amount of the 2020 Notes, equal to the settlement amount as calculated under the indenture relating to the 2020 Notes. If we undergo a fundamental change, as defined in the indenture relating to the 2020 Notes, subject to certain conditions, holders of the 2020 Notes will have the option to require us to repurchase for cash all or a portion of their notes at a purchase price equal to 100% of the principal amount of the 2020 Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date, as defined in the indenture relating to the 2020 Notes. In addition, following certain corporate transactions, we, under certain circumstances, will increase the applicable conversion rate for a holder that elects to convert its 2020 Notes in connection with such corporate transaction. The 2020 Notes are senior unsecured obligations that rank: (i) senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 2020 Notes; (ii) equal in right of payment to any of our unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities (including trade payables) of our subsidiaries. In conjunction with the issuance of the 2020 Notes, we recorded deferred financing charges of approximately $18 million, which are being amortized over the term of the 2020 Notes using the effective interest method.
The 2020 Notes Conversion Derivative requires bifurcation from the 2020 Notes in accordance with ASC Topic 815, Derivatives and Hedging, and is accounted for as a derivative liability. The fair value of the 2020 Notes Conversion Derivative at the time of issuance of the 2020 Notes was $149.8 million and was recorded as original debt discount for purposes of accounting for the debt component of the 2017 Notes. This discount is amortized as interest expense using the effective interest method over the term of the 2017 Notes. For the three and nine months ended September 30, 2015, we recorded $6.1 million and $15.4 million of interest expense related to the amortization of the debt discount based upon an effective rate of 8.54%.
The components of the 2020 Notes were as follows (in thousands):

	September 30, 2015	December 31, 2014
Principal amount of 2020 Notes	$632,500	$—
Unamortized debt discount	(134,356)	—
Net carrying amount of 2020 Notes	$498,144	$—

We entered into 2020 Notes Hedges in connection with the issuance of the 2020 Notes with three counterparties (the Option Counterparties). The 2020 Notes Hedges, which are cash-settled, are intended to reduce our exposure to potential cash payments that we would be required to make if holders elect to convert the 2020 Notes at a time when our stock price exceeds the conversion price. However, in connection with certain events, including, among others, (i) a merger other than our merger with Tornier, or other make-whole fundamental change (as defined in the 2020 Notes indenture), (ii) certain hedging disruption events, which may include changes in tax laws, an increase in the cost of borrowing our common stock in the market or other material increases in the cost to the Option Counterparties of hedging the 2020 Note Hedges and warrants, (iii) our failure to perform certain obligations under our 2020 Notes indenture or under the 2020 Notes Hedges and warrant transactions, (iv) certain payment defaults on our existing indebtedness in excess of $25 million or (v) if we or any of our significant subsidiaries become insolvent or otherwise becomes subject to bankruptcy proceedings, the Option Counterparties have the discretion to terminate the 2020 Note Hedges and warrant transactions at a value determined by them in a commercially reasonable manner, which may reduce the effectiveness of the 2020 Note Hedges or increase our obligations under the warrant transactions. In addition, the Option Counterparties have broad discretion to make certain adjustments to the 2020 Notes Hedges and warrant transactions upon the occurrence of certain other events, including, among others, (i) any adjustment to the conversion rate of our 2020 Notes, (ii) a change in law that adversely impacts the Option Counterparties’ ability to hedge their positions in our 2020 Note Hedges and warrants or (iii) upon the announcement of certain significant corporate events, including events that may give rise to a termination event as described above, such as the announcement of a third-party tender offer for more than 10% of our shares of common stock or that may have a material economic effect on the warrant transactions. Any such adjustment may also reduce the effectiveness of the 2020 Note Hedges or increase our obligations under the warrant transactions. The aggregate cost of the 2020 Notes Hedges was $144.8 million and is accounted for as a derivative asset in accordance with ASC Topic 815. See Note 7 of the condensed consolidated financial statements for additional information regarding the 2020 Notes Hedges and the 2020 Notes Conversion Derivative.
We also entered into warrant transactions in which we sold warrants for an aggregate of 20.5 million shares of our common stock to the Option Counterparties, subject to adjustment. The strike price of the warrants was initially $40.00 per share, which was 59% above the last reported sale price of our common stock on February 9, 2015. The warrants are net-share settled and are exercisable over the 200 trading day period beginning on May 15, 2020. The warrant transactions will have a dilutive effect to the extent that the market value per share of our common stock during such period exceeds the applicable strike price of the warrants.
Aside from the initial payment of the $144.8 million premium to the Option Counterparties, we do not expect to be required to make any cash payments to the Option Counterparties under the 2020 Notes Hedges and expect to be entitled to receive from the Option Counterparties cash, generally equal to the amount by which the market price per share of common stock exceeds the strike price of the convertible note hedging transactions during the relevant valuation period. The strike price under the 2020 Notes Hedges is equal to the conversion price of the 2020 Notes. Additionally, if the market value per share of our common stock exceeds the strike price on any day during the 200 trading day measurement period under the warrant transaction, we will be obligated to issue to the Option Counterparties a number of shares equal in value to one percent of the amount by which the then-current market value of one share of our common stock exceeds the then-effective strike price of each warrant, multiplied by the number of shares of common stock into which the 2020 Notes are then convertible at or following maturity. We will not receive any additional proceeds if warrants are exercised.
Capital Leases
In May 2015, the capital lease associated with our corporate headquarters building was amended to increase our occupied space, and to extend the lease term an additional 24 months with the new expiration date of October 31, 2026. The amendment resulted in a $4.0 million increase to our liability.